CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 19, 2024	Dec. 18, 2024	Dec. 17, 2024	Jun. 07, 2024	Jun. 06, 2024	Dec. 31, 2023
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001			$ 0.001
Common stock, shares authorized	58,251,629	58,251,629						58,251,629
Common stock, shares issued	19,203,330	19,197,914						19,134,164
Common stock, shares outstanding (in shares)	19,203,330	19,197,914						19,134,164
Cara Therapeutics, Inc.
Preferred stock, par value	$ 0.001	$ 0.001						$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000				5,000,000		5,000,000
Preferred stock, shares issued	0	0						0
Preferred stock, shares outstanding	0	0						0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001						$ 0.001
Common stock, shares authorized	16,666,667	16,666,667	16,666,667	200,000,000		200,000,000	100,000,000	8,333,333
Common stock, shares issued	1,524,535	1,523,743						1,513,353
Common stock, shares outstanding (in shares)	1,524,535	1,523,743						1,513,353